Expense Example, No Redemption - Class A C S I N T Shares - Janus Henderson Emerging Markets Managed Volatility Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	2,246	4,916	6,887	9,844	1,124	3,152	4,922	8,416	1,066	3,011	4,729	8,201	690	2,030	3,317	6,321	559	1,668	2,763	5,442	688	2,025	3,310	6,309